Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(18) Income Taxes

Income tax expense (benefit) for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Current income taxes:
Federal	$40,312	$46,169	$(7,361)
State	10,785	7,281	517

Total current income taxes	$51,097	$53,450	$(6,844)

Deferred income taxes:
Federal	(555)	(14,233)	44,800
State	(84)	(1,739)	6,479

Total deferred income taxes	(639)	(15,972)	51,279

Total income tax expense	$50,458	$37,478	$44,435

Tax expense in 2011 includes approximately $408,000 related to increases in deferred tax liabilities for enacted changes in tax laws or increases in tax rates.

Tax (benefits) expense of ($129,000), ($895,000) and $145,000 in 2011, 2010 and 2009, respectively, related to the exercise of certain stock options and vesting and issuance of shares pursuant to the Stock Incentive Plans and the issuance of shares pursuant to the Directors Deferred Fee and Stock Plan, are not reflected in the above table and were recorded directly to shareholders' equity.

A reconciliation of the differences between taxes computed using the statutory Federal income tax rate of 35% and actual income tax expense is as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Income tax expense based upon the Federal statutory rate on income before income taxes	$44,812	$35,282	$41,126
Increase (decrease) in tax resulting from:
Tax-exempt interest, net of interest expense disallowance	(1,139)	(963)	(988)
State taxes, net of federal tax benefit	6,955	3,602	4,547
Income earned on bank owned life insurance	(854)	(795)	(677)
Non-deductible compensation costs	644	707	1,136
Meals, entertainment and related expenses	802	669	527
Tax credits	(562)	(704)	(885)
Other, net	(200)	(320)	(351)

Income tax expense	$50,458	$37,478	$44,435

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2011 and 2010 are as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010
Deferred tax assets:
Allowance for credit losses	$44,538	$45,467
Net unrealized losses on derivatives included in other comprehensive income	4,623	5,021
Deferred compensation	10,855	5,881
Stock-based compensation	10,757	9,332
Nonaccrued interest	2,414	2,016
Other real estate owned	9,724	3,628
Mortgage banking recourse obligation	992	3,433
Goodwill and intangible assets	264	—
Other	3,696	1,298

Total gross deferred tax assets	87,863	76,076

Deferred tax liabilities:
Discount on purchased loans	37,657	35,341
Premises and equipment	20,591	17,668
Goodwill and intangible assets	—	7,649
Deferred loan fees and costs	5,809	5,054
FHLB stock dividends	3,322	2,810
Capitalized servicing rights	2,650	3,375
Net unrealized gains on securities included in other comprehensive income	2,807	1,691
Deferred gain on termination of derivatives	68	145
Debt finance/prepayment charges	1,450	2,659
Covered assets	30,058	16,933
Other	829	490

Total gross deferred liabilities	105,241	93,815

Net deferred tax liabilities	$17,378	$17,739

Management believes that it is more likely than not that the recorded deferred tax assets will be fully realized and therefore no valuation allowance is necessary. The conclusion that it is more likely than not that the deferred tax assets will be realized is based on the Company's historical earnings, its current level of earnings and prospects for continued growth and profitability.

The Company is required to record a liability (or a reduction of an asset) for the uncertainty associated with certain tax positions. This liability, if any, reflects the fact that the Company has not recognized the benefit associated with the tax position. The Company had no unrecognized tax benefits at December 31, 2010 and it did not have increases or decreases in unrecognized tax benefits during 2011 and does not have any tax positions for which unrecognized tax benefits must be recorded at December 31, 2011. In addition, for the year ended December 31, 2011, the Company has no interest or penalties relating to income tax positions recognized in the income statement or in the balance sheet. If the Company were to record interest and penalties associated with uncertain tax positions or as a result of an audit by a tax jurisdiction, the interest and penalties would be included in income tax expense. The Company does not believe it is reasonably possible that unrecognized tax benefits will significantly change in the next 12 months.

The Company and its subsidiaries file income tax returns in the US federal jurisdiction and various state jurisdictions, and in the ordinary course of business we are routinely subject to audit by the taxing authorities of these jurisdictions. Currently, the Company's federal income tax returns are open and subject to audit for the 2006 tax return year forward, and in general, the Company's state income tax returns from the 2008 tax return year forward are open and subject to audit, subject to individual state statutes of limitation.